Long-Term Debt And Lines Of Credit (Interest Paid During Period) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-Term Debt And Lines Of Credit [Abstract]
Interest paid	$ 3,047	$ 2,988	$ 4,322